Description of the Business (Details) - item	Jun. 30, 2021	Dec. 31, 2020	Feb. 10, 2020
Product Information [Line Items]
Number of minimum flight proven satellite missions		150
Cosmos Intermediate, LLC | Cosmos Parent, LLC
Product Information [Line Items]
Percentage of equity owned	100.00%		100.00%
Cosmos Finance, LLC
Product Information [Line Items]
Percentage of equity owned	100.00%		100.00%
Cosmos Acquisition, LLC | Cosmos Finance, LLC
Product Information [Line Items]
Percentage of equity owned	100.00%		100.00%